Share-based payment arrangements - Weighted Average Options forfeited (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Weighted Average Options forfeited [Line Items]
Forfeited During the Year | shares	687,781	687,781	1,119,313	0
Weighted-average exercise price $ | £ / shares	£ 2.53		£ 1.88	£ 0
Alivio [Member]
Weighted Average Options forfeited [Line Items]
Forfeited During the Year	1,205,556	1,205,556	0	21,875
Weighted-average exercise price $		$ 0.48
Sonde
Weighted Average Options forfeited [Line Items]
Forfeited During the Year	92,323	92,323	0	0
Weighted-average exercise price $		$ 0.18
Vedanta Biosciences
Weighted Average Options forfeited [Line Items]
Forfeited During the Year	72,354	72,354	201,350	77,843
Weighted-average exercise price $		$ 19.36